Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Parenthetical) (Detail) - Sharesave Schemes [member]	Dec. 31, 2019 £ / shares
2 to 3 [member] | Bottom of Range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 2
2 to 3 [member] | Top of Range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
3 to 4 [member] | Bottom of Range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
3 to 4 [member] | Top of Range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
4 to 5 [member] | Bottom of Range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
4 to 5 [member] | Top of Range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 5